Exhibit 99
Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	March 2017
Payment Date	4/17/2017
Transaction Month	3
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,718,023,629.80	66,537	56.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$346,400,000.00	0.84000%	February 15, 2018
Class A-2a Notes	$400,000,000.00	1.33%	December 15, 2019
Class A-2b Notes	$159,800,000.00	1.03%	December 15, 2019
Class A-3 Notes	$451,500,000.00	1.67%	June 15, 2021
Class A-4 Notes	$135,500,000.00	1.92%	April 15, 2022
Class B Notes	$47,150,000.00	2.24%	June 15, 2022
Class C Notes	$31,440,000.00	2.41%	July 15, 2023
Total	$1,571,790,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,343,565.19

Principal:
Principal Collections	$35,694,136.31
Prepayments in Full	$17,847,970.70
Liquidation Proceeds	$260,213.24
Recoveries	$250.00
Sub Total	$53,802,570.25
Collections	$57,146,135.44

Purchase Amounts:
Purchase Amounts Related to Principal	$348,404.79
Purchase Amounts Related to Interest	$368.03
Sub Total	$348,772.82

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$57,494,908.26

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	March 2017
Payment Date	4/17/2017
Transaction Month	3
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$57,494,908.26
Servicing Fee	$1,336,207.47	$1,336,207.47	$0.00	$0.00	$56,158,700.79
Interest - Class A-1 Notes	$177,301.69	$177,301.69	$0.00	$0.00	$55,981,399.10
Interest - Class A-2a Notes	$443,333.33	$443,333.33	$0.00	$0.00	$55,538,065.77
Interest - Class A-2b Notes	$151,203.03	$151,203.03	$0.00	$0.00	$55,386,862.74
Interest - Class A-3 Notes	$628,337.50	$628,337.50	$0.00	$0.00	$54,758,525.24
Interest - Class A-4 Notes	$216,800.00	$216,800.00	$0.00	$0.00	$54,541,725.24
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$54,541,725.24
Interest - Class B Notes	$88,013.33	$88,013.33	$0.00	$0.00	$54,453,711.91
Second Priority Principal Payment	$7,174,299.35	$7,174,299.35	$0.00	$0.00	$47,279,412.56
Interest - Class C Notes	$63,142.00	$63,142.00	$0.00	$0.00	$47,216,270.56
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$47,216,270.56
Regular Principal Payment	$223,087,629.63	$47,216,270.56	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$57,494,908.26

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$7,174,299.35
Regular Principal Payment					$47,216,270.56
Total					$54,390,569.91
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$54,390,569.91	$157.02	$177,301.69	$0.51	$54,567,871.60	$157.53
Class A-2a Notes	$0.00	$0.00	$443,333.33	$1.11	$443,333.33	$1.11
Class A-2b Notes	$0.00	$0.00	$151,203.03	$0.95	$151,203.03	$0.95
Class A-3 Notes	$0.00	$0.00	$628,337.50	$1.39	$628,337.50	$1.39
Class A-4 Notes	$0.00	$0.00	$216,800.00	$1.60	$216,800.00	$1.60
Class B Notes	$0.00	$0.00	$88,013.33	$1.87	$88,013.33	$1.87
Class C Notes	$0.00	$0.00	$63,142.00	$2.01	$63,142.00	$2.01
Total	$54,390,569.91	$34.60	$1,768,130.88	$1.12	$56,158,700.79	$35.72

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	March 2017
Payment Date	4/17/2017
Transaction Month	3

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$230,261,928.98	0.6647284	$175,871,359.07	0.5077118
Class A-2a Notes	$400,000,000.00	1.0000000	$400,000,000.00	1.0000000
Class A-2b Notes	$159,800,000.00	1.0000000	$159,800,000.00	1.0000000
Class A-3 Notes	$451,500,000.00	1.0000000	$451,500,000.00	1.0000000
Class A-4 Notes	$135,500,000.00	1.0000000	$135,500,000.00	1.0000000
Class B Notes	$47,150,000.00	1.0000000	$47,150,000.00	1.0000000
Class C Notes	$31,440,000.00	1.0000000	$31,440,000.00	1.0000000
Total	$1,455,651,928.98	0.9261109	$1,401,261,359.07	0.8915067

Pool Information
Weighted Average APR	2.555%	2.536%
Weighted Average Remaining Term	54.71	53.85
Number of Receivables Outstanding	64,051	62,739
Pool Balance	$1,603,448,962.93	$1,549,145,727.01
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,466,710,861.50	$1,417,037,629.63
Pool Factor	0.9333102	0.9017022

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,590,118.15
Yield Supplement Overcollateralization Amount	$132,108,097.38
Targeted Overcollateralization Amount	$178,190,904.83
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$147,884,367.94

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,590,118.15
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,590,118.15
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,590,118.15

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	March 2017
Payment Date	4/17/2017
Transaction Month	3
IX. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		138	$152,510.88
(Recoveries)		1	$250.00
Net Loss for Current Collection Period			$152,260.88
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1140%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			0.0004%
Prior Collection Period			0.0253%
Current Collection Period			0.1159%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		359	$187,368.65
(Cumulative Recoveries)			$250.00
Cumulative Net Loss for All Collection Periods			$187,118.65
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0109%

Average Realized Loss for Receivables that have experienced a Realized Loss			$521.92
Average Net Loss for Receivables that have experienced a Realized Loss			$521.22

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.51%	288	$7,866,236.48
61-90 Days Delinquent	0.04%	22	$590,308.19
91-120 Days Delinquent	0.01%	5	$177,887.24
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.56%	315	$8,634,431.91

Repossession Inventory:
Repossessed in the Current Collection Period		28	$835,364.92
Total Repossessed Inventory		35	$978,632.01

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0107%
Prior Collection Period			0.0453%
Current Collection Period			0.0430%
Three Month Average			0.0330%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		0.90%
13-24		1.70%
25-36		3.00%
37+		4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0496%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	March 2017
Payment Date	4/17/2017
Transaction Month	3

X. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer